Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Allowance for doubtful accounts
Allowance for Doubtful Accounts and Allowance for Obsolete Equipment and Inventory [Roll Forward]
Balance at Beginning of Period	$ 4,054	$ 2,113
Charged to Costs and Expenses	1,129	2,000
Charged to Other Accounts	(43)	0
Deductions Describe	(3,364)	(59)
Balance at End of Period	1,776	4,054
Allowance for obsolete equipment and inventory
Allowance for Doubtful Accounts and Allowance for Obsolete Equipment and Inventory [Roll Forward]
Balance at Beginning of Period	1,404	1,222
Charged to Costs and Expenses	321	298
Charged to Other Accounts	1	1
Deductions Describe	(66)	(117)
Balance at End of Period	$ 1,660	$ 1,404